Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Integrity Energized Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY ENERGIZED DIVIDEND FUND—FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long‑term appreciation while providing high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” on page 43 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 46 of the prospectus and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” on page 43 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 46 of the prospectus and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Class I shares of the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Class I shares of the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement currently in place is not renewed beyond April 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend‑paying equity securities. The principal type of equity security in which the Fund will invest is common stock. The Fund will normally invest at least 65% of its net assets in the equity securities of domestic and foreign issuers with business operations in or related to energy industries, including certain utilities and materials companies. In connection with investing in companies with business operations in or related to energy industries, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund’s investments in the equity securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund may invest in companies of any size. In selecting securities, the Fund’s portfolio management team (“Team”) begins with a top down approach considering both U.S. and global economic factors, commodity prices and its outlook for specific industries. The Team then considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price‑to‑earnings (P/E) multiples and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

The Fund has a concentration in the energy sector -- meaning that at least 25% of the Fund’s total assets will be invested (in the aggregate) in securities of issuers in one or more industries in the energy sector. For this purpose, the energy sector is defined to include the following industries:
  exploration and production;
  energy services;
  energy equipment;
  pipelines; and
  refiners.
Portfolio weightings among these and other industries will be adjusted according to the Team’s outlook for each industry.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated, it no longer pays a dividend, or a more attractive investment opportunity is identified.

		The Fund is non‑diversified, meaning that it can concentrate its investments in a more limited number of issuers than a diversified fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 65% of its net assets in the equity securities of domestic and foreign issuers with business operations in or related to energy industries, including certain utilities and materials companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate, at times dramatically, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Dividend‑Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from stocks in the Fund’s portfolio declines. The Fund’s emphasis on dividend‑paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Concentration Risk: To the extent the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or sector and the securities of companies in that industry or sector could react similarly to these or other developments. Since the Fund concentrates in the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of Investing in the Energy Sector: The Fund has a concentration in the energy sector and will therefore be susceptible to adverse economic, business, political, environmental, regulatory or other occurrences affecting that sector. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector are affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. The price of oil, natural gas and other fossil fuels could decline significantly and experience significant volatility, and adversely impact companies operating in the energy sector. Further, companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.

Risks of Materials Companies: The Fund may invest in securities of materials companies. General risks associated with materials companies include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Utilities Companies: Utilities companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, supply of and demand for services, and the cost and delay of technological developments. Utilities companies also face the risk of increases in the cost and decreases in the availability of fuel.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non‑U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non‑domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risks of Non‑Diversification: Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

New Fund Risk: The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

		Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risks of Non‑Diversification: Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year. Performance information will be shown after the Fund has been in operation for one calendar year. At that time, annual performance information will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year for Class A shares (which are not offered through this prospectus) and by comparing the Fund’s performance to a broad measure of market performance. The Fund’s performance will also be available at www.integrityvikingfunds.com or by calling 800‑276‑1262. The Fund’s past performance (before and after taxes) will not necessarily be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, annual performance information will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year for Class A shares (which are not offered through this prospectus) and by comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year. Performance information will be shown after the Fund has been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑276‑1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) will not necessarily be an indication of how the Fund will perform in the future.
Integrity Energized Dividend Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.39%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 602
3 Years	rr_ExpenseExampleYear03	2,361
5 Years	rr_ExpenseExampleYear05	4,300
10 Years	rr_ExpenseExampleYear10	10,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	602
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,361
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,300
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,061
Integrity Energized Dividend Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	10.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.55%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.75%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	$ 285
3 Years	rr_ExpenseExampleYear03	2,953
5 Years	rr_ExpenseExampleYear05	6,006
10 Years	rr_ExpenseExampleYear10	15,078
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,953
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 15,078
Integrity Energized Dividend Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.54%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.74%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	1,304
5 Years	rr_ExpenseExampleYear05	2,652
10 Years	rr_ExpenseExampleYear10	6,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,304
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,652
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,657

[1]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2018 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non‑recurring expenses, and acquired fund fees and expenses) do not exceed 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, and 0.80% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2018 with the approval of the Fund's Board of Trustees.